Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross		$ 125.2	$ 37.7
Expected credit losses		(24.0)	(5.7)
Loans and advances to customers		101.2	32.0
Current portion		50.8	9.6
Non-current portion		50.4	22.4
Aircraft [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	[1]	70.1	7.9
Spare Parts [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	[2]	$ 55.1	$ 29.8

[1]	Aircraft – Customer financing related to the acquisition of aircraft. The fair value of used aircraft provided as collateral in the used aircraft customer financing structure, which could minimize the losses in case of default (collateral assets), were considered to reduce the expected credit losses (ECL) for such transaction.
[2]	pare parts and services – Customer financing provided as a result of the COVID-19 impacts over certain customers of the Commercial Aviation segment related to the supply of spare parts and services mainly provided during the year of 2020. The agreement establishes interest and annual principal payments until the final maturity date (2025). There are no guarantees financing of spare parts and services transactions, however, the continuous supply of spare parts and services to the financed customers depends on the fulfillment of said agreements.